INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31,				Sept 30,
	2013				2014
	Gross carrying	Accumulated		Intangible	Gross carrying	Accumulated		Intangible
(In thousands of U.S. dollars)	amount	amortization	Impairment	assets, net	amount	amortization	Impairment	assets, net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(8,813)		26,436
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(8,813)	$-	$31,327